RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of December 31, 2021 and 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Sales taxes receivable	22	23
Prepaid expenses	53	36
Total receivables and other current assets	75	59